Leases - Remaining Lease Payments (Details) - USD ($)	Sep. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
2019	$ 20,992
2020	85,011		$ 64,637
2021	83,571
2022	84,080
2023	33,874
Thereafter	637,360
Total Lease Payments	944,888	$ 1,066,676
Office
Lessee, Lease, Description [Line Items]
2019	16,011
2020	64,637
2021	66,416
2022	67,602
2023	16,902
Thereafter	0
Total Lease Payments	231,568
Auto
Lessee, Lease, Description [Line Items]
2019	1,211
2020	4,842
2021	1,157
2022	0
2023	0
Thereafter	0
Total Lease Payments	7,210
Well
Lessee, Lease, Description [Line Items]
2019	3,770
2020	15,532
2021	15,998
2022	16,478
2023	16,972
Thereafter	637,360
Total Lease Payments	$ 706,110